Dreyfus Institutional Preferred
Government Money Market Fund

Hamilton Shares (Ticker Symbol: DSHXX)

Summary Prospectus
August 1, 2022

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenterfa. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated August 1, 2022 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Institutional Preferred Government Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Hamilton Shares
Management fees		.10
Other expenses:
Shareholder services fees	.05
Miscellaneous other expenses	.01
Total other expenses		.06
Total annual fund operating expenses		.16
Fee waiver*		(.01)
Total annual fund operating expenses (after fee waiver)		.15

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, fees pursuant to any services plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Hamilton Shares	$15	$48	$85	$192

6542SP0822

Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, BNYM Investment Adviser also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, BNYM Investment Adviser evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, BNYM Investment Adviser considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within BNYM Investment Adviser's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on BNYM Investment Adviser's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. BNYM Investment Adviser, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may enter into repurchase agreements, for example, with counterparties that may be negatively impacted by ESG factors.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	2

redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value. Although interest rates in the United States remain at historically low levels, they have been rising and are expected to continue to increase in the future. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk.  As part of BNYM Investment Adviser's assessment of an issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments.  Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations.  For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so.  The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market.  BNYM Investment Adviser's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers, guarantors and repurchase agreement counterparties and/or only take into account one or a few ESG related components.  In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective.  Different methodologies may be used by the various data sources that provide ESG data for issuers, guarantors and counterparties, including the issuers, guarantors and counterparties themselves.  ESG data from data providers used by BNYM Investment Adviser often lack standardization, consistency and transparency, and for certain issuers, guarantors and counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate.  BNYM Investment Adviser's evaluation of ESG factors relevant to the financial condition or risk profile of a particular issuer or guarantor of securities or repurchase agreement counterparty, or otherwise, may be adversely affected in such instances.  As a result, the

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	3

fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Hamilton Shares
Best Quarter Q2, 2019: 0.57% Worst Quarter Q3, 2014: 0.00%
The year-to-date total return of the fund's Hamilton shares as of June 30, 2022 was 0.16%.

Average Annual Total Returns (as of 12/31/21)
	1 Year	5 Years	10 Years
Hamilton Shares	0.01%	0.99%	0.53%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc., the fund's investment adviser.

Purchase and Sale of Fund Shares

The fund's Hamilton shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Hamilton shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Hamilton shares is $100 million with no minimum subsequent investment, unless: (a) the investor has invested at least $100 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $100 million in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	4

may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	5

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Institutional Preferred Government Money Market Fund - Hamilton Summary	6

Dreyfus Institutional Preferred
Government Money Market Fund

Institutional Shares (Ticker Symbol: DSVXX)

Summary Prospectus
August 1, 2022

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenterfa. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated August 1, 2022 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Institutional Preferred Government Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management fees	.10
Other expenses	.01
Total annual fund operating expenses	.11
Fee waiver*	(.01)
Total annual fund operating expenses (after fee waiver)	.10

*The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's expenses, except management fees and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$10	$32	$56	$128

6546SP0822

Principal Investment Strategy

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, BNYM Investment Adviser also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, BNYM Investment Adviser evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, BNYM Investment Adviser considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within BNYM Investment Adviser's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on BNYM Investment Adviser's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. BNYM Investment Adviser, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may enter into repurchase agreements, for example, with counterparties that may be negatively impacted by ESG factors.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	2

redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value. Although interest rates in the United States remain at historically low levels, they have been rising and are expected to continue to increase in the future. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk.  As part of BNYM Investment Adviser's assessment of an issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments.  Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations.  For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so.  The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market.  BNYM Investment Adviser's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers, guarantors and repurchase agreement counterparties and/or only take into account one or a few ESG related components.  In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective.  Different methodologies may be used by the various data sources that provide ESG data for issuers, guarantors and counterparties, including the issuers, guarantors and counterparties themselves.  ESG data from data providers used by BNYM Investment Adviser often lack standardization, consistency and transparency, and for certain issuers, guarantors and counterparties such data, including ESG ratings and scores, may not be available, complete or accurate.  BNYM Investment Adviser's evaluation of ESG factors relevant to the financial condition or risk profile of a particular issuer or guarantor of securities or repurchase agreement counterparty, or otherwise, may be adversely affected in such instances.  As a result, the

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	3

fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Best Quarter Q2, 2019: 0.59% Worst Quarter Q1, 2014: 0.00%
The year-to-date total return of the fund's Institutional shares as of June 30, 2022 was 0.18%.

Average Annual Total Returns (as of 12/31/21)
	1 Year	5 Years	10 Years
Institutional Shares	0.01%	1.03%	0.57%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc., the fund's investment adviser.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $500 million with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Preferred Funds, the Cash Management Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Distributions paid by the fund may include a return of capital. The amount of the fund's distribution, if any, that constitutes a return of capital represents a return of your original investment in fund shares. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in your cost basis in the fund's shares. Distributions in excess of your adjusted tax basis in your fund shares are generally treated as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	4

its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	5

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Summary	6